Commitments and Contingencies (Tables)	12 Months Ended
Sep. 24, 2011
Commitments and Contingencies [Abstract]
Future minimum rental commitments
Future minimum rental commitments under noncancelable operating lease agreements as of September 24, 2011 are as follows:
		Minimum
		Lease
Fiscal Year		Payments
2012	$15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709